Financial Instruments - Fair Value Measurements (Details) - Schedule of Financial Instruments Not Carried at Fair Value - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Financial assets
Cash and cash equivalents	$ 614,206	$ 1,496,144
Accounts receivable	102,658	194,197	$ 255,175
Receivable from government authorities	355,054	445,828	4,211,143
Long term investments	25,553	91,947	254,032
Other financial assets	1,062,510	770,941	1,381,926
Total assets	2,159,981	3,297,552	9,789,017
Financial liabilities
Accounts payable	15,903,160	14,431,587	6,547,978
Debt	3,663,830	5,049,483	5,509,948
Other financial liabilities	1,271,066	1,232,930	1,349,393
Total liabilities	$ 22,348,097	20,714,000	13,407,319
Previously Reported [Member]
Financial assets
Cash and cash equivalents		$ 1,794,639	$ 3,686,741